Improvements to concession assets (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Service Concession Arrangements [Abstract]
Summary of Improvements to Concession Assets

As of December 31, 2017, 2018 and 2019, the improvements to concession assets are comprised as follows:

	Balance as of January 1, 2017		Additions		Divestitures		Transfers		Currency translation effect		Balance as of December 31, 2017
Investment:
Improvements to concession assets	Ps.	10,902,668	Ps.	304,042	Ps.	(30,212)	Ps.	746,710	Ps.	(143,440)	Ps.	11,779,768
Construction in-progress		1,707,742		1,417,156		—		(746,710)		(1,705)		2,376,483
Total investment		12,610,410		1,721,198		(30,212)		—		(145,145)		14,156,251
Accumulated amortization		(3,697,866)		(552,059)		6,715		—		30,981		(4,212,229)
Net amounts	Ps.	8,912,544	Ps.	1,169,139	Ps.	(23,497)	Ps.	—	Ps.	(114,164)	Ps.	9,944,022

	Balance as of January 1, 2018		Additions		Divestitures		Transfers		Currency translation effect		Balance as of December 31, 2018
Investment:
Improvements to concession assets	Ps.	11,779,768	Ps.	6,366	Ps.	(7,919)	Ps.	1,669,128	Ps.	(5,694)	Ps.	13,441,649
Construction in-progress		2,376,483		1,661,060		—		(1,669,128)		13,703		2,382,118
Total investment		14,156,251		1,667,426		(7,919)		—		8,009		15,823,767
Accumulated amortization		(4,212,229)		(634,115)		7,517		—		(2,080)		(4,840,907)
Net amounts	Ps.	9,944,022	Ps.	1,033,311	Ps.	(402)	Ps.	—	Ps.	5,929	Ps.	10,982,860

	Balance as of January 1, 2019		Additions		Divestitures		Transfers		Currency translation effect		Balance as of December 31, 2019
Investment:
Improvements to concession assets	Ps.	13,441,649	Ps.	760,726	Ps.	(21,977)	Ps.	2,804,400	Ps.	(141,702)	Ps.	16,843,096
Construction in-progress		2,382,118		1,218,757		—		(2,804,400)		(14,470)		782,005
Total investment		15,823,767		1,979,483		(21,977)		—		(156,172)		17,625,101
Accumulated amortization		(4,840,907)		(784,680)		21,977		—		41,892		(5,561,718)
Net amounts	Ps.	10,982,860	Ps.	1,194,803	Ps.	—	Ps.	—	Ps.	(114,280)	Ps.	12,063,383

Summary of the Net Amounts of Improvements to Concession Assets

As of December 31, 2017, 2018 and 2019, the net amounts of improvements to concession assets are:

	Total balance as of
	December 31, 2017		December 31, 2018		December 31, 2019
Net amounts:
Improvements to concession assets	Ps.	7,567,539	Ps.	8,600,742	Ps.	11,281,378
Construction in-progress		2,376,483		2,382,118		782,005
Total amounts	Ps.	9,944,022	Ps.	10,982,860	Ps.	12,063,383